Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 6,462	$ 6,148
Term bank deposits	10,296	13,105
Cash equivalents (excluding term bank deposits)	5,714	3,215
Total cash and cash equivalents	$ 22,472	$ 22,468	[1]	$ 25,575	$ 25,586	$ 23,484

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.